Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	$ 12,187,029	$ 15,073,458
Bank collateralized borrowings [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	$ 12,187,029	$ 15,073,458
Bank collateralized borrowings [Member] | Bottom of Range [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate range	2.805%	2.78%
Bank collateralized borrowings [Member] | Top of Range [Member]
Schedule of Short-Term Borrowings [Line Items]
Interest rate range	2.88%	6.63%